Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Clayton Street Trust
Entity Central Index Key	0001660765
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000166588 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
Class Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Conservative Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Conservative Portfolio	$43	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 40,000,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$40M
Number of portfolio holdings	11
Portfolio turnover rate	71%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)

C000166589 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
Class Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Moderate Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Moderate Portfolio	$41	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[2]
Net Assets	$ 706,000,000
Holdings Count | Holding	10
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$706M
Number of portfolio holdings	10
Portfolio turnover rate	91%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	99.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.0

C000166590 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Growth Portfolio
Class Name	Protective Life Dynamic Allocation Series - Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Growth Portfolio	$42	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[3]
Net Assets	$ 38,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$38M
Number of portfolio holdings	8
Portfolio turnover rate	147%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.2
Other	(0.2)

[1]	Annualized for periods of less than one full year.
[2]	Annualized for periods of less than one full year.
[3]	Annualized for periods of less than one full year.